LOANS AND LEASES - Nonaccrual Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 21,190	$ 38,076	$ 3,921
Financing Receivable, Nonaccrual, No Allowance	44,563	63,732	62,052
Nonaccrual loans	65,753	101,808	65,973
Interest included in income
Nonaccrual loans	1,700
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	3,329	17,329	1,939
Financing Receivable, Nonaccrual, No Allowance	12,417	10,132	4,702
Nonaccrual loans	15,746	27,461	6,641
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	1,505	4,770	1,982
Financing Receivable, Nonaccrual, No Allowance	2,105	890	4,245
Nonaccrual loans	3,610	5,660	6,227
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	0	1,120	0
Nonaccrual loans	0	1,120	0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	16,356	15,977	0
Financing Receivable, Nonaccrual, No Allowance	11,628	29,613	32,303
Nonaccrual loans	27,984	45,590	32,303
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	14,067	18,302	16,700
Nonaccrual loans	14,067	18,302	16,700
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	3,476	2,927	3,418
Nonaccrual loans	3,476	2,927	3,418
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	870	748	684
Nonaccrual loans	$ 870	$ 748	$ 684